Accrued liabilities and other current liabilities	12 Months Ended
Dec. 31, 2023
Accrued liabilities and other current liabilities
Accrued liabilities and other current liabilities
12	Accrued liabilities and other current liabilities

Accrued liabilities and other current liabilities consist of the following:

		As of December 31,
		2022	2023
		RMB	RMB	US$
Accrued payroll and welfare payables		41,616	32,753	4,613
Payable for business acquisition	(i)	16,788	16,788	2,365
Other taxes and surcharges		8,005	12,041	1,696
Service fees		4,483	7,449	1,049
Government grants		1,000	2,628	370
Others		3,441	3,023	426
Total accrued liabilities and other current liabilities		75,333	74,682	10,519
(i)	The balance represents the remaining unpaid cash consideration of RMB16,788 from the acquisition of SendCloud (see Note 9 for details).